Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 8,938	$ 7,932
Accrued interest	2,343	1,945
Current income tax receivable	1,614	832
Defined benefit asset	113	13
Insurance-related assets, excluding investments	1,638	1,536
Prepaid expenses	950	1,006
Total	$ 15,596	$ 13,264